Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 050
EBP, Subsequent Event [Line Items]
Subsequent Events	SUBSEQUENT EVENTS
For the year ended December 31, 2025, subsequent events were evaluated through June 18, 2026, the date the financial statements were available to be issued. There were no events or transactions identified during this evaluation that require recognition or disclosure in the financial statements.